Group Income Statements - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Profit or loss [abstract]
Revenue	R 26,912	R 20,452	R 19,494
Cost of sales	(28,869)	(23,596)	(19,869)
Production costs	(20,324)	(15,084)	(15,042)
Amortisation and depreciation	(4,054)	(2,570)	(2,519)
Impairment of assets	(3,898)	(5,336)	(1,718)
Other items	(593)	(606)	(590)
Gross profit/(loss)	(1,957)	(3,144)	(375)
Corporate, administration and other expenditure	(731)	(813)	(517)
Exploration expenditure	(148)	(135)	(241)
Gains on derivatives	484	99	1,025
Other operating expenses	(186)	(667)	(886)
Operating profit/(loss)	(2,538)	(4,660)	(994)
Gain on bargain purchase	0	0	848
Loss on liquidation of subsidiaries	0	0	(14)
Share of profit/(loss) from associate	59	38	(22)
Acquisition related costs	0	(98)	0
Investment income	308	343	268
Finance costs	(575)	(330)	(234)
Profit/(loss) before taxation	(2,746)	(4,707)	(148)
Taxation	139	234	510
Net profit/(loss) for the year	(2,607)	(4,473)	362
Attributable to:
Owners of the parent	R (2,607)	R (4,473)	R 362
Earnings/(loss) per ordinary share (cents)
Total earnings/(loss) (in rand per share)	R (4.98)	R (10.03)	R 0.82
Diluted earnings/(loss) per ordinary share (cents)
Total diluted earnings/(loss) (in rand per share)	R (5.00)	R (10.04)	R 0.79